January 5, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8626

Re:	American Century Asset Allocation Portfolios, Inc. (the "Registrant")
1933 Act File No. 333-116351, Post-Effective Amendment No. 31
1940 Act File No. 811-21591, Amendment No. 32

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following 1933 Act Post-Effective Amendment No. 31 and 1940 Act Amendment No. 32 to the Registration Statement on Form N-1A filed by the Registrant.

The principal purposes of this amendment are to: (i) add a new class of shares, the R Class, to One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive and (ii) make certain other non-material changes deemed appropriate by the Registrant.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com